Property and Equipment, Net (Details Narrative) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Property, Plant and Equipment [Abstract]
Depreciation expenses	¥ 2,570	¥ 1,693	¥ 220
Property and equipment write-off			¥ 592